Net Loss Per Share Attributable to Common Stockholders - Schedule of Anti-Dilutive Securities (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Anti-Dilutive Securities [Line Items]
Total	11,169,567	79,355,529	11,169,567	79,355,529	169,502,229	152,752,313
Redeemable convertible preferred stock [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total		50,445,085		50,445,085	145,182,811	100,608,468
Outstanding stock options [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total	6,588,540	7,664,190	6,588,540	7,664,190	14,162,648	12,773,588
Preferred stock warrants [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total		110,308		110,308	110,000	220,000
Common stock warrants [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total	4,581,027	3,648,890	4,581,027	3,648,890	7,277,404	7,277,404
Convertible notes [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total		3,852,244		3,852,244		7,399,609
SAFE liabilities [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Total		13,634,812		13,634,812	2,769,366	24,473,244